OTHER INFORMATION	12 Months Ended
Dec. 31, 2024
Other Information
OTHER INFORMATION

42)	OTHER INFORMATION

a)	On November 16, 2022, Law No. 14,467 was enacted, establishing new rules for the deductibility of credit losses arising from the activities of financial institutions and other institutions authorized to operate by the Central Bank of Brazil, in the calculation of profits subject to income tax and CSLL, which will take effect from January 1, 2025, with the main rule being the application of factors for deducting defaulted transactions (transactions overdue for more than ninety days).

With the publication of Law No. 15,078 on December 27, 2024, losses on January 1, 2025, related to credits that are in default on December 31, 2024, and that have not been deducted up to that date (inventory), may only be excluded in determining the real profit and the CSLL calculation basis at the rate of one eighty-fourth or one hundred and twentieth, for each month of the assessment period, starting in January 2026. This Law vetoed the exclusion of losses in 2025 in an amount greater than the real profit for the year. Losses not deducted in this period will be treated in the same way as the inventory on January 1, 2025.

b)	On January 16, 2025, Complementary Law No. 214 was published, resulting from the conversion of PLP No. 68/2024. This law is part of the regulation of Constitutional Amendment No. 132, which establishes the Consumption Tax Reform. It institutes the Tax on Goods and Services (IBS), the Contribution on Goods and Services (CBS) and the Selective Tax (IS), marking an important step in the Consumption Tax Reform. The Bank is monitoring this issue and evaluating the effects that will be produced by this and future regulations still under consideration in the National Congress.

c)	On February 05, 2024, it was communicated to the market that the Company and BB Elo Cartões Participações S.A. ("BB Elo" and, jointly with BB Elo, the "Controlling Shareholders"), sent a notice to Cielo S.A. - Instituição de Pagamento ("Cielo") informing of their decision to proceed with the conversion of the Cielo publicly-held company registration from category "A" to "B" issuer, with its consequent delisting from the special listing segment called Novo Mercado of B3 S.A. - Brasil, Bolsa, Balcão ("B3"), through the launch of a unified tender offer for the acquisition of common shares, in accordance with the applicable legislation and the Cielo bylaws ("Tender Offer").

On July 5, 2024, the CVM approved the registration of the unified public offer for the acquisition of common shares issued by the Cielo to convert its registration as a publicly held company from category “A” to “B” and delist from the Tender Offer.

On July 10, 2024, the Notice and Valuation Report for the public offer were made available by the Cielo, whose auction was held on August 14, 2024, at 3 pm. The purpose of the OPA was 902,247,285 common shares issued by the Cielo, at a cash price of R$5.60 per share, subject to price adjustments based on the CDI provided for in the Notice.

On August 14, 2024, the public offering auction of Cielo shares was held to convert its registration as a publicly held company from category “A” to “B” with the CVM and delist from the Novo Mercado segment of B3 S.A., with which the Offerors acquired 736,857,044 common shares issued by Cielo, representing 27.1% of its share capital. The shares were acquired at the unit price of R$5.82, totaling R$4,288,508 thousand. The Auction was settled on August 16, 2024.

On August 16, 2024, Cielo S.A. reported that it received a notice from Quixaba Empreendimentos e Participações Ltda., BB Elo Cartões Participações S.A., Elo Participações Ltda., Alelo Instituição de Pagamento S.A. and Livelo S.A. (“Bidders”), in which they reported that they jointly became holders of 2,583,914,571 common shares issued by the Cielo, equivalent to 95.1% of its share capital, as a result of acquisitions of shares made in compliance with the obligation to extend the possibility of sale to the remaining shareholders who did not sell shares held by them within the scope of the auction of the unified public offering for the acquisition of common shares issued by the Cielo launched by the Bidders (“OPA”) during the period of 3 (three) months following the date of its completion. As a result of these acquisitions, shares issued by the Cielo representing less than 5% of the share capital remain in circulation.

On September 26, 2024, Cielo reported that the mandatory redemption of all common shares remaining in circulation was approved at the Cielo's general shareholders' meeting held on that date, pursuant to item 9.1.1 of the Tender Offer notice and the provisions of art. 4, §5, of Law No. 6,404/76 (“Mandatory Redemption”). The operation did not generate relevant effects on the result.

d)	On August 8, 2024, Bradesco, through its direct subsidiary Bradesco Holding de Investimentos S.A. (“BHI”), entered into an Investment Agreement with John Deere Brasil S.A. (“John Deere Brasil”), a wholly owned subsidiary of Deere & Company (USA), a global leader in the supply of agricultural, construction and forestry equipment. Through this agreement, we will hold a 50% stake in Banco John Deere S.A. (“Transaction”). This strategic partnership is expected to further strengthen our position in the agribusiness and construction sectors, expanding the offer of financing and financial services to customers and dealers in the acquisition of equipment, parts and services from the John Deere group. The consummation of the Transaction is subject to the fulfillment of certain customary conditions precedent and will not have a material impact on Bradesco’s capitalization ratio. On February 10, 2025, after fulfilling the conditions precedent, legal and regulatory, the acquisition was completed.